Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses and other liabilities
Schedule of accrued expenses and other liabilities

	December 31, 2011	December 31, 2012
	RMB	RMB
Professional fee accruals	17,212,271	12,348,315
Accrued expenses	37,748,816	31,633,546
Sales rebates	3,334,081	2,836,052
Payables to employees relating to exercise of options	2,422,823	1,113,452
Other taxes and surcharges	1,285,066	3,867,203
Others	6,660,067	6,218,173

Total	68,663,124	58,016,741